Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2016
Prepaid Expense and Other Assets, Current [Abstract]
Prepayment and other current assets [Text Block]
19. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

As at	December 31	December 31
millions of Canadian dollars	2016	2015
Capitalized transportation capacity (1)	$190	$223
Prepaid expenses	57	18
Due from related parties	16	2
Net investment in direct financing lease	8	6
Other	5	7
	$276	$256
(1) Capitalized transportation capacity represents the value of transportation/storage received by EES on asset management agreements at the inception of the contracts. The asset is amortized over the term of each contract.